Vessels, net/Advances for vessel acquisition/Assets held for sale	6 Months Ended
Jun. 30, 2023
Vessels, net/Advances for vessel acquisition/Assets held for sale [Abstract]
Vessels, net/Advances for vessel acquisition/Assets held for sale
5.	Vessels, net/Advances for vessel acquisition/Assets held for sale:

(a) Vessels, net:

The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2022	$102,122,080	$(9,635,902)	$92,486,178
Acquisitions, improvements, and other vessel costs	37,860,709	—	37,860,709
Vessel disposals	(31,967,118)	3,413,088	(28,554,030)
Transfer to Assets held for sale (c)	(24,031,208)	2,912,304	(21,118,904)
Period depreciation	—	(2,890,885)	(2,890,885)
Balance June 30, 2023	$83,984,463	$(6,201,395)	$77,783,068

On April 26, 2023, the Company, through Zatanna, entered into an agreement to purchase a 2020 Japanese-built 5,000 cbm LPG carrier, the Dream Terrax, from an unaffiliated third party for a purchase price of $19.9 million. The LPG Dream Terrax was delivered to the Company on May 26, 2023.
On April 26, 2023, the Company, through Starfire, entered into an agreement to purchase a 2015 Japanese-built 5,000 cbm LPG carrier, the Dream Arrax, from an unaffiliated third party for a purchase price of $17.0 million. The LPG Dream Arrax was delivered to the Company on June 14, 2023.
On May 12, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Bellatrix for a gross sale price of $37.0 million. The vessel was delivered to its new owners on June 22, 2023. In connection with this sale, the Company recognized a net gain of $19.3 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
On May 18, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Polaris for a gross sale price of $34.5 million. The vessel was delivered to its new owners on June 26, 2023. In connection with this sale, the Company recognized during the second quarter of 2023 a net gain of $21.3 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
During the six months ended June 30, 2023, the M/T Wonder Formosa was equipped with a ballast water treatment system (“BWTS”).

The Company reviewed all its vessels for impairment and none were found to have an indication of impairment as the fair value was in excess of carrying value at June 30, 2023.

As of June 30, 2023, one vessel in the Company’s fleet having a carrying value of $12.0 million was first priority mortgaged as security under the $18.0 Million Term Loan Facility (Note 6).

(b) Advances for vessel acquisition:

Advances for vessel acquisition
Balance December 31, 2022	$—
Advances for vessel acquisition and other vessel pre-delivery costs	3,390,000
Balance June 30, 2023	3,390,000

On April 26, 2023, the Company, through Cyborg, entered into an agreement to purchase a 2015 Japanese-built 5,000 cbm LPG carrier from an unaffiliated third party for a purchase price of $17.0 million. The Company paid an amount of $1.7 million, which represents a 10% advance of the purchase price. The vessel LPG Dream Syrax was delivered to the Company on July 18, 2023.
On April 26, 2023, the Company, through Nightwing, entered into an agreement to purchase a 2015 Japanese-built 5,000 cbm LPG carrier from an unaffiliated third party for a purchase price of $17.0 million. The Company paid an amount of $1.7 million, which represents 10% advance of the purchase price. The vessel LPG Dream Vermax was delivered to the Company on August 4, 2023.

(c) Assets held for sale :

On April 28, 2023, the Company entered into an agreement with an unaffiliated  third party for the sale of the M/T Wonder Avior, at a price of $30.1 million and on June 15, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Musica, at a price of $28.0 million. The Company followed the provisions of ASC360 and, as all criteria required for their classifications as such were met at the balance sheet date, as of June 30, 2023, classified the carrying value of both vessels amounting to $21,118,904 and such vessels’ deferred charges and inventory onboard, amounting to $1,446,607 and, $102,573, respectively, as “Assets held for sale” measured at the lower of carrying value and fair value (sale price) less costs to sell. No impairment charges have been recorded as of June 30, 2023 in connection with the anticipated sale of the vessels since the carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than the fair value less cost to sell for each vessel. The Company expects to recognize during the third quarter of 2023 a gain on the sale of the M/T Wonder Avior and M/T Wonder Musica of approximately $18.5 million and $17.0 million, excluding any transaction related costs, respectively. The M/T Wonder Avior was delivered to its new owners on July 17, 2023 and the M/T Wonder Musica was delivered to its new owners on July 6, 2023.